Property and Equipment - Summary of property and equipment, net of accumulated depreciation (Detail) - Hoya Intermediate, LLC [Member] - USD ($) $ in Thousands	Sep. 30, 2021	Dec. 31, 2020	Dec. 31, 2019
Schedule Of Property And Equipment, Net [Line Items]
Property, Plant and Equipment, Gross			$ 6,225
Less: accumulated depreciation			2,209
Total property and equipment — net	$ 664	$ 0	4,016
Leasehold Improvements [Member]
Schedule Of Property And Equipment, Net [Line Items]
Property, Plant and Equipment, Gross			3,721
Computer Equipment [Member]
Schedule Of Property And Equipment, Net [Line Items]
Property, Plant and Equipment, Gross			1,901
Furniture and Fixtures [Member]
Schedule Of Property And Equipment, Net [Line Items]
Property, Plant and Equipment, Gross			556
Purchased Software [Member]
Schedule Of Property And Equipment, Net [Line Items]
Property, Plant and Equipment, Gross			$ 47